Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Basic earnings per share is calculated by dividing the net profit attributable to the Parent by the weighted average outstanding shares during the year average number, excluding the average number of own shares held during the year and held in treasury

Basic earnings per share is calculated by dividing the net profit attributable to the Parent by the weighted average outstanding shares during the year average number, excluding the average number of own shares held during the year and held in treasury.

	2021	2020	2019

Profit attributable to the Parent	15,528,052	13,418,529	16,406,932

Earnings per share (R$)
Basic earnings per 1,000 shares (R$)
Common shares	1,981.65	1,713.45	2,094.83
Preferred shares	2,179.82	1,884.80	2,304.32
Net Profit attributable - Basic (R$)
Common shares	7,535,924	6,511,367	7,965,194
Preferred shares	7,992,128	6,907,162	8,441,738

Weighted average shares outstanding (in thousands) - Basic
Common shares	3,802,851	3,800,140	3,802,303
Preferred shares	3,666,423	3,664,666	3,663,444

Diluted earnings per share

The diluted earnings per share is calculated by dividing the net profit attributable to the Parent by the weighted average outstanding shares during the year average number, excluding the average number of own shares held during the year and held in treasury, including the effect of dilutive potential programs long-term compensation.

	2021	2020	2019

Profit attributable to the Parent	15,528,052	13,418,529	16,406,932

Earnings per share (R$)
Diluted earnings per 1,000 shares (R$)
Common shares	1,981,65	1,713,45	2,094,83
Preferred shares	2,179,82	1,884,80	2,304,32
Net Profit attributable - Basic (R$)
Common shares	7,535,924	6,511,367	7,965,194
Preferred shares	7,992,128	6,907,162	8,441,738

Weighted average shares outstanding (in thousand) - Diluted
Common shares	3,802,851	3,800,140	3,802,303
Preferred shares	3,666,423	3,664,666	3,663,444